Schedule of Investments (unaudited)	iShares® MSCI Hong Kong ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 6.1%
Bank of East Asia Ltd. (The)	3,459,810	$6,967,805
BOC Hong Kong Holdings Ltd.	8,163,500	29,532,723
Hang Seng Bank Ltd.	1,659,000	34,508,390
		71,008,918
Beverages — 1.2%
Budweiser Brewing Co. APAC Ltd.(a)	4,037,300	13,711,092

Building Products — 1.5%
Xinyi Glass Holdings Ltd.	4,390,000	17,537,091

Capital Markets — 14.5%
Futu Holdings Ltd., ADR(b)	90,632	12,894,215
Hong Kong Exchanges & Clearing Ltd.	2,512,226	157,329,260
		170,223,475
Diversified Telecommunication Services — 1.1%
HKT Trust & HKT Ltd.	9,100,500	12,337,646

Electric Utilities — 6.3%
CK Infrastructure Holdings Ltd.	1,675,000	10,435,517
CLP Holdings Ltd.	3,556,700	36,152,317
HK Electric Investments & HK Electric Investments Ltd.	7,285,000	7,386,952
Power Assets Holdings Ltd.	3,178,500	19,430,589
		73,405,375
Equity Real Estate Investment Trusts (REITs) — 3.6%
Link REIT	4,429,100	42,184,038

Food Products — 1.6%
WH Group Ltd.(a)	21,785,500	18,619,101

Gas Utilities — 3.4%
Hong Kong & China Gas Co. Ltd.	23,104,805	40,196,663

Hotels, Restaurants & Leisure — 7.2%
Galaxy Entertainment Group Ltd.(b)	4,653,000	37,756,337
Melco Resorts & Entertainment Ltd., ADR(b)	537,595	9,241,258
Sands China Ltd.(b)	5,377,600	23,883,806
SJM Holdings Ltd.	5,473,000	6,190,996
Wynn Macau Ltd.(b)	4,146,800	7,010,400
		84,082,797
Industrial Conglomerates — 6.5%
CK Hutchison Holdings Ltd.	5,792,267	45,393,586
Jardine Matheson Holdings Ltd.	479,500	31,077,760
		76,471,346
Insurance — 21.2%
AIA Group Ltd.	19,340,200	248,115,608

Machinery — 4.6%
Techtronic Industries Co. Ltd.	2,939,147	54,192,386

Security	Shares	Value

Real Estate Management & Development — 18.2%
CK Asset Holdings Ltd.	5,632,767	$37,333,027
ESR Cayman Ltd.(a)(b)	4,240,400	13,407,592
Hang Lung Properties Ltd.	4,775,000	12,057,428
Henderson Land Development Co. Ltd.	3,397,762	16,251,635
Hongkong Land Holdings Ltd.	2,778,000	13,605,813
New World Development Co. Ltd.	3,510,266	18,944,449
Sino Land Co. Ltd.	7,720,000	12,123,759
Sun Hung Kai Properties Ltd.	3,079,500	47,298,269
Swire Pacific Ltd., Class A	1,272,500	9,560,856
Swire Properties Ltd.	2,981,600	8,777,133
Wharf Real Estate Investment Co. Ltd.	3,996,150	23,415,103
		212,775,064
Road & Rail — 1.7%
MTR Corp. Ltd.(c)	3,471,583	19,329,836

Specialty Retail — 0.5%
Chow Tai Fook Jewellery Group Ltd.	3,269,800	6,273,978

Total Common Stocks — 99.2%
(Cost: $1,131,897,745)		1,160,464,414

Short-Term Investments

Money Market Funds — 1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(d)(e)(f)	19,775,049	19,786,914
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	3,130,000	3,130,000
		22,916,914
Total Short-Term Investments — 1.9%
(Cost: $22,916,914).		22,916,914

Total Investments in Securities — 101.1%
(Cost: $1,154,814,659).		1,183,381,328

Other Assets, Less Liabilities — (1.1)%.		(13,269,536)

NetAssets — 100.0%		$1,170,111,792

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Hong Kong ETF
May 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$21,124,049	$—		$(1,331,697	)(a)	$(7,548)	$2,110	$19,786,914	19,775,049	$33,760	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	495,000	2,635,000	(a)	—		—	—	3,130,000	3,130,000	380		—
						$(7,548)	$2,110	$22,916,914		$34,140		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	81	06/18/21	$9,465	$231,678

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$22,135,473	$1,138,328,941	$—	$1,160,464,414
Money Market Funds	22,916,914	—	—	22,916,914
	$45,052,387	$1,138,328,941	$—	$1,183,381,328
Derivative financial instruments(a)
Assets
Futures Contracts	$231,678	$—	$—	$231,678

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

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